THE ARBITRAGE FUNDS

The Arbitrage Event-Driven Fund

(the “Fund”)

Supplement dated May 23, 2019 to the Summary Prospectus

dated September 30, 2018

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS

Effective August 5, 2019, The Arbitrage Event-Driven Fund will change its name to Water Island Diversified Event-Driven Fund. The Fund’s portfolio managers, investment objective and investment strategies will not change.

All references in the Fund’s summary prospectus to The Arbitrage Event-Driven Fund are hereby replaced by references to Water Island Diversified Event-Driven Fund.

Please retain this supplement for future reference.